    As filed with the Securities and Exchange Commission on November 30, 2001

                                                Securities Act File No. 33-73368
                                        Investment Company Act File No. 811-8238

================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------
                                    Form N-2

           Registration Statement under the Securities Act of 1933      |_|
                         Pre-Effective Amendment No.                    |_|
                        Post Effective Amendment No.                    |_|
                                     and/or
       Registration Statement under the Investment Company Act of 1940  |X|
                               Amendment No. 4                          |X|

                        (check appropriate box or boxes)
                                   ----------

                   Morgan Stanley India Investment Fund, Inc.
               (Exact Name of Registrant as Specified in Charter)

                           1221 Avenue of the Americas
                            New York, New York 10020
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (212) 762-7500

                                   ----------

                                RONALD E. ROBISON
                    Morgan Stanley India Investment Fund, Inc
                  c/o Morgan Stanley Investment Management Inc.
                           1221 Avenue of the Americas
                            New York, New York 10020
                     (Name and Address of Agent for Service)

                                   ----------

                                 With copies to:

                          LEONARD B. MACKEY, JR., ESQ.
                       Clifford Chance Rogers & Wells LLP
                                 200 Park Avenue
                            New York, New York 10166
                                 (212) 878-8000

                                   ----------


================================================================================

                                EXPLANATORY NOTE

     This filing is made solely for the purpose of filing as an Exhibit the Amended and Restated By-Laws of Morgan Stanley India Investment Fund, Inc.

                           PART C -- OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(1)  Financial Statements (Not applicable)

(2)  Exhibits

     (a) (1)    --     Articles of Incorporation*
                --     Articles of Amendment*
     (2)
     (b)               Amended and Restated By-Laws**
     (c)        --     Not applicable
     (d)        --     Specimen certificate for Common Stock, par value $.01 per share***
     (e)        --     Dividend Reinvestment and Cash Purchase Plan***
     (f)        --     Not applicable
     (g)        --     Form of Investment Advisory and Management Agreement with the Investment Manager***
     (h) (1)    --     Form of Retail Underwriting Agreement***
                --     Form of Institutional Underwriting Agreement***
     (2)
                --     Form of Master Agreement Among Underwriters***
     (3)
                --     Form of Master Selected Dealer Agreement***
     (4)

     (i)        --     Not applicable
     (j) (1)    --     Form of International Custodian Agreement***
         (2)    --     Form of U.S. Custodian Agreement***
     (k) (1)    --     Form of Agreement for Stock Transfer Services***
                --     Form of Administration Agreement***
         (2)
     (l) (1)    --     Opinion and Consent of Rogers & Wells***
                --     Opinion and Consent of Piper & Marbury***
     (2)
         (3)    --     Opinion and Consent of Little & Co.***
     (m)        --     Not applicable
     (n)        --     Consent of Independent Accountants***
     (o)        --     Not applicable
     (p)        --     Form of Investment Letter***
     (q)        --     Not applicable


------------------

*    Previously filed.
**   Filed herewith.
*** Previously filed as an Exhibit to Pre-Effective Amendment No.3 to the Fund's Registration Statement on Form N-2 (File Nos. 33-73368; 811-8238).

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 30th day of November, 2001.

                                      Morgan Stanley India Investment Fund, Inc.


                                      By:  /s/ Stefanie V. Chang
                                          -----------------------------------
                                          Stefanie V. Chang
                                          Vice President

                                  EXHIBIT INDEX

                                                                   Sequentially
     Exhibit                                                         Numbered
      Number                     Exhibit                               Page
      ------                     -------                               ----

  2(b)              Amended and Restated By-Laws